UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eminence Capital LLC
Address: 65 East 55th Street, 25th Floor
         New York, NY  10022

13F File Number:  028-05589

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ricky C. Sandler
Title:     Managing Member
Phone:     (212) 418-2100

Signature, Place, and Date of Signing:

      /s/ Ricky C. Sandler     New York, NY     November 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $4,079,830 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   130874  1915880 SH       SOLE                  1915880        0        0
ABBOTT LABS                    COM              002824100   143195  2486880 SH       SOLE                  2486880        0        0
AGILENT TECHNOLOGIES INC       COM              00846U101    82126  2768920 SH       SOLE                  2768920        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    84723  1827510 SH       SOLE                  1827510        0        0
AMERICAN EXPRESS CO            COM              025816109   133905  3779420 SH       SOLE                  3779420        0        0
APPLIED MATLS INC              COM              038222105    79533  5256610 SH       SOLE                  5256610        0        0
BED BATH & BEYOND INC          COM              075896100   101229  3222820 SH       SOLE                  3222820        0        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204    12753   272790 SH       SOLE                   272790        0        0
CINTAS CORP                    COM              172908105   105179  3663480 SH       SOLE                  3663480        0        0
CISCO SYS INC                  COM              17275R102   184061  8158750 SH       SOLE                  8158750        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    78264  3428100 SH       SOLE                  3428100        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    59505 11399506 SH       SOLE                 11399506        0        0
EATON CORP                     COM              278058102   151930  2704350 SH       SOLE                  2704350        0        0
EBAY INC                       COM              278642103    33499  1496830 SH       SOLE                  1496830        0        0
FISERV INC                     COM              337738108   157223  3322550 SH       SOLE                  3322550        0        0
GAYLORD ENTMT CO NEW           COM              367905106    41285  1405700 SH       SOLE                  1405700        0        0
GLOBAL PMTS INC                COM              37940X102    85234  1900000 SH       SOLE                  1900000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    44800   350000 SH       SOLE                   350000        0        0
GOOGLE INC                     CL A             38259P508    98624   246240 SH       SOLE                   246240        0        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     1707    74270 SH       SOLE                    74270        0        0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    80787  3693970 SH       SOLE                  3693970        0        0
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    79364  2382580 SH       SOLE                  2382580        0        0
INTERNATIONAL GAME TECHNOLOG   COM              459902102   116348  6772320 SH       SOLE                  6772320        0        0
KONINKLIJKE PHILIPS ELECTRS    NY REG SH NEW    500472303    87126  3197270 SH       SOLE                  3197270        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    80690  1161000 SH       SOLE                  1161000        0        0
LOCKHEED MARTIN CORP           COM              539830109    85775   782120 SH       SOLE                   782120        0        0
MICROSOFT CORP                 COM              594918104   194668  7293680 SH       SOLE                  7293680        0        0
MONSTER WORLDWIDE INC          COM              611742107   103119  6916080 SH       SOLE                  6916080        0        0
NIKE INC                       CL B             654106103   102266  1528640 SH       SOLE                  1528640        0        0
NOKIA CORP                     SPONSORED ADR    654902204    78418  4204700 SH       SOLE                  4204700        0        0
ORACLE CORP                    COM              68389X105   232767 11460710 SH       SOLE                 11460710        0        0
PALM INC NEW                   COM              696643105       79    13258 SH       SOLE                    13258        0        0
PFSWEB INC                     COM NEW          717098206      102    42169 SH       SOLE                    42169        0        0
QUALCOMM INC                   COM              747525103   127569  2968800 SH       SOLE                  2968800        0        0
QUEST DIAGNOSTICS INC          COM              74834L100   108590  2101600 SH       SOLE                  2101600        0        0
ROCKWELL COLLINS INC           COM              774341101    62647  1302700 SH       SOLE                  1302700        0        0
ROSS STORES INC                COM              778296103    80475  2186230 SH       SOLE                  2186230        0        0
SAIC INC                       COM              78390X101   152230  7524940 SH       SOLE                  7524940        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    91148  3505690 SH       SOLE                  3505690        0        0
SUNPOWER CORP                  COM CL B         867652307   163421  2366705 SH       SOLE                  2366705        0        0
UNITED TECHNOLOGIES CORP       COM              913017109   141829  2361450 SH       SOLE                  2361450        0        0
ZEBRA TECHNOLOGIES CORP        CL A             989207105   100763  3618057 SH       SOLE                  3618057        0        0